Cover	Nov. 02, 2026
Entity Information [Line Items]
Entity Central Index Key	0001702494
Amendment Flag	false
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	AEP TRANSMISSION COMPANY, LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	333-217143
Entity Tax Identification Number	46-1125168
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false